Non-controlling interests (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Profit (loss), attributable to non-controlling interests	£ 37	£ 34
Equity attributable to non-controlling interest	1,237		£ 1,231
Other non-controlling interests [member]
Profit (loss), attributable to non-controlling interests	0	0
Equity attributable to non-controlling interest	17		11
Barclays Bank PLC [member] | Preference shares [member]
Profit (loss), attributable to non-controlling interests	28	27
Equity attributable to non-controlling interest	529		529
Barclays Bank PLC [member] | Upper Tier 2 instruments [member]
Profit (loss), attributable to non-controlling interests	9	£ 7
Equity attributable to non-controlling interest	£ 691		£ 691